Real Estate 2014 Acquisitions (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014 sqft	Dec. 31, 2013 sqft	Dec. 31, 2012 sqft	Nov. 07, 2014	Sep. 09, 2014	Nov. 05, 2013
Aggregate purchase price of acquisitions
Purchase Price	$ 684,731,000	$ 851,290,000	$ 160,550,000			$ 521,500,000
Square Feet	4,136,020	5,639,000	957,900
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	20,542,000	9,893,000	4,817,000
KeyBank Credit Facility	148,900,000	282,000,000	91,905,000
Mortgage Debt	45,343,000
2015 Annualized Net Rent	50,428,000	68,657,000	13,729,000
Additions	68,424,000	1,440,000	0
Caterpillar
Aggregate purchase price of acquisitions
Acquisition Date	Jan. 07, 2014
Purchase Price	57,000,000
Square Feet	1,380,070
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	1,710,000
KeyBank Credit Facility	56,900,000
Mortgage Debt	0
Year of Lease Expiration (for Major Lessee)	2018
2015 Annualized Net Rent	6,034,000
DigitalGlobe
Aggregate purchase price of acquisitions
Acquisition Date	Jan. 14, 2014
Purchase Price	92,000,000
Square Feet	430,000
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	2,760,000
KeyBank Credit Facility	92,000,000
Mortgage Debt	0
Year of Lease Expiration (for Major Lessee)	2030
2015 Annualized Net Rent	6,343,000
Waste Management
Aggregate purchase price of acquisitions
Acquisition Date	Jan. 16, 2014
Purchase Price	22,825,000
Square Feet	131,850
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	685,000
KeyBank Credit Facility	0
Mortgage Debt	0
Year of Lease Expiration (for Major Lessee)	2023
2015 Annualized Net Rent	1,862,000
BT Infonet
Aggregate purchase price of acquisitions
Acquisition Date	Feb. 27, 2014
Purchase Price	52,669,000
Square Feet	157,000
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	1,580,000
KeyBank Credit Facility	0
Mortgage Debt	0
Year of Lease Expiration (for Major Lessee)	2021
2015 Annualized Net Rent	4,215,000
Wyndham Worldwide
Aggregate purchase price of acquisitions
Acquisition Date	Apr. 23, 2014
Purchase Price	96,600,000
Square Feet	249,400
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	2,898,000
KeyBank Credit Facility	0
Mortgage Debt	0
Year of Lease Expiration (for Major Lessee)	2029
2015 Annualized Net Rent	6,362,000
Ace Hardware
Aggregate purchase price of acquisitions
Acquisition Date	Apr. 24, 2014
Purchase Price	37,000,000
Square Feet	206,000
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	1,110,000
KeyBank Credit Facility	0
Mortgage Debt	23,843,000
Year of Lease Expiration (for Major Lessee)	2024
2015 Annualized Net Rent	2,833,000
Equifax I
Aggregate purchase price of acquisitions
Acquisition Date	May 20, 2014
Purchase Price	14,200,000
Square Feet	94,000
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	426,000
KeyBank Credit Facility	0
Mortgage Debt	0
Year of Lease Expiration (for Major Lessee)	2023
2015 Annualized Net Rent	1,081,000
American Express
Aggregate purchase price of acquisitions
Acquisition Date	May 22, 2014
Purchase Price	51,000,000
Square Feet	337,400
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	1,530,000
KeyBank Credit Facility	0
Mortgage Debt	0
Year of Lease Expiration (for Major Lessee)	2019
2015 Annualized Net Rent	3,865,000
SoftBank
Aggregate purchase price of acquisitions
Acquisition Date	May 28, 2014
Purchase Price	90,100,000
Square Feet	207,900
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	2,703,000
KeyBank Credit Facility	0
Mortgage Debt	0
Year of Lease Expiration (for Major Lessee)	2020
2015 Annualized Net Rent	5,953,000
Vanguard
Aggregate purchase price of acquisitions
Acquisition Date	Jun. 19, 2014
Purchase Price	33,200,000
Square Feet	224,600
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	996,000
KeyBank Credit Facility	0
Mortgage Debt	0
Year of Lease Expiration (for Major Lessee)	2024
2015 Annualized Net Rent	2,435,000
Parallon
Aggregate purchase price of acquisitions
Acquisition Date	Jun. 25, 2014
Purchase Price	17,235,000
Square Feet	83,200
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	517,000
KeyBank Credit Facility	0
Mortgage Debt	0
Year of Lease Expiration (for Major Lessee)	2025
2015 Annualized Net Rent	1,206,000
TW Telecom
Aggregate purchase price of acquisitions
Acquisition Date	Aug. 01, 2014
Purchase Price	43,000,000
Square Feet	166,700
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	1,290,000
KeyBank Credit Facility	0
Mortgage Debt	21,500,000
Year of Lease Expiration (for Major Lessee)	2024
2015 Annualized Net Rent	2,927,000
Equifax II
Aggregate purchase price of acquisitions
Acquisition Date	Oct. 01, 2014
Purchase Price	13,916,000
Square Feet	99,300
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	417,000
KeyBank Credit Facility	0
Mortgage Debt	0
Year of Lease Expiration (for Major Lessee)	2024
2015 Annualized Net Rent	1,059,000
Mason I (6)
Real Estate Properties [Line Items]
Capitalized Acquisition Expenses Reimbursed, Affiliated				700,000
Aggregate purchase price of acquisitions
Acquisition Date	Nov. 07, 2014
Purchase Price	22,500,000
Square Feet	213,000
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	675,000
KeyBank Credit Facility	0
Mortgage Debt	0
Year of Lease Expiration (for Major Lessee)	2026
2015 Annualized Net Rent	1,573,000
Capitalized Acquisition Expenses Reimbursed, Non-Affiliated				100,000
Wells Fargo
Aggregate purchase price of acquisitions
Acquisition Date	Dec. 15, 2014
Purchase Price	41,486,000
Square Feet	155,600
Acquisition Fees and Reimbursable Expenses Paid to the Advisor (1)	1,245,000
KeyBank Credit Facility	0
Mortgage Debt	0
Year of Lease Expiration (for Major Lessee)	2025
2015 Annualized Net Rent	2,680,000
Digital Realty Joint Venture
Aggregate purchase price of acquisitions
Equity method investment, ownership percentage	80.00%				80.00%
Additions	68,424,000				68,400,000
Equity Method Investment, Summarized Financial Information, Noncurrent Assets	187,500,000				187,500,000
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities	$ 102,000,000				$ 102,000,000